Basis of Preparation of the Financial Statements	12 Months Ended
Dec. 31, 2019
Disclosure of basis of preparation [Abstract]
Basis of Preparation of the Financial Statements
Note 2 - Basis of Preparation of the Financial Statements

A.	Statement of compliance

The consolidated financial statements have been prepared by the Group in accordance with International Financial Reporting Standards (IFRSs), as issued by the International Accounting Standards Board (IASB).

These consolidated financial statements were approved by the Company's Board of Directors on March 23, 2020.

B.	Functional and presentation currency

These consolidated financial statements are presented in New Israeli Shekels ("NIS"), which is the Group's functional currency, and are rounded to the nearest million unless otherwise indicated. NIS is the currency that represents the primary economic environment in which the Group operates.

C.	Basis of measurement

These consolidated financial statements have been prepared on the basis of historical cost except for the following assets and liabilities: current investments and derivative financial instruments that are measured at fair value through profit or loss, investment property that are measured at fair value, deferred tax assets and liabilities, provisions, assets and liabilities in respect of employee benefits and Investments in associates and joint ventures.

For further information regarding the measurement of these assets and liabilities see Note 3, regarding Significant Accounting Policies.

D.	Convenience translation into U.S. dollars ("dollars" or "$")

For the convenience of the reader, the reported NIS figures as of December 31, 2019 and for the year then ended, have been presented in dollars, translated at the representative rate of exchange as of December 31, 2019 (NIS 3.456 = US$ 1.00). The dollar amounts presented in these financial statements should not be construed as representing amounts that are receivable or payable in dollars or convertible into dollars, unless otherwise indicated.

E.	Use of estimates and judgments

The preparation of financial statements in conformity with IFRSs requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. The preparation of accounting estimates used in the preparation of the Group’s financial statements requires that management of the Company makes assumptions regarding circumstances and events that involve considerable uncertainty.  Company Management prepares the estimates on the basis of past experience, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about estimates, uncertainty and critical judgments about provisions and contingent liabilities, is described in Notes 16 and 32. In addition, information about critical estimates, made while applying accounting policies and that have the most significant effect on the consolidated financial statements are described below:

Impairment testing of trade and other receivables
The financial statements include an impairment loss in trade and other receivables which properly reflect, according to management's estimation, the potential loss from non-recoverable amounts. The Group provides for impairment loss based on its experience in collecting past debts, as well as on information on specific debtors. The main components of this allowance are a specific loss component that relates to individually significant exposures, and a collective loss component established for groups of similar assets in respect of losses that have been incurred but not yet identified. The collective loss allowance is determined based on historical data of payment statistics for similar financial assets. See also Note 23.

Impairment testing and useful life of assets
The Group regularly reviews the carrying amounts of its assets to determine whether there is any indication that those assets have suffered an impairment loss. See also Note 3(I).

The useful economic life of the Group's assets is determined by management at the time the asset is acquired and regularly reviewed for appropriateness. The Group defines useful life of its assets in terms of the assets' expected utility to the Group. This judgment is based on the experience of the Group with similar assets. The useful economic life of licenses is based on the duration of the license agreement period. The useful economic life of capitalized customer acquisition costs is based on the expected service period from these contracts. See also Notes 3(D) and 3(F).

Impairment testing of goodwill
The Group reviews a cash generating unit containing goodwill for the purpose of testing it for impairment at least once a year. Determining the recoverable amount requires management to make an estimate of the projected future cash flows from the continuing use of the cash-generating unit and also to choose a suitable discount rate for those cash flows which represents market estimates as for the time value of the money and the specific risks that are related to the cash-generating unit. Determining the estimates of the future cash flows is based on management past experience and management best estimates as for the economic conditions that will exist over the rest of the remaining useful life of the cash generating unit. Further details are given in Note 3(I).

Legal claims
In estimating the likelihood of outcome of legal claims filed against the Company and its investees, the Group takes into consideration the opinion of its legal counsels and their best professional judgment, the stage of proceedings and historical legal precedents in respect of the different issues. Since the outcome of the claims will be determined in courts, the results could differ from these estimates. See also Note 32.

Uncertain tax positions
When assessing amounts of current and deferred taxes, the Group takes into consideration the effect of the uncertainty that its tax positions will be accepted and the risk of it incurring any additional tax and interest expenses.

The Group is of the opinion that the cumulative tax liability is fair for all the years in respect of which final tax assessments have not yet been received, based on an analysis of a number of matters including interpretations of tax laws and the Group’s past experience. This assessment is based on estimates and assumptions that may also include assessments and exercising judgment regarding future events. It is possible that new information will become known in future periods that will require the Group to change its estimate regarding the tax liability that was recognized, and any such changes will be expensed immediately in that period. See also Note 30.

Recognition of deferred tax asset in respect of tax losses
The Group assesses the probability that in the future there will be taxable profits against which carried forward losses can be utilized and accordingly the Group recognizes (or not recognizes) a deferred tax asset in respect of losses carried forward. In the absence of certainty for the existence of taxable income, deferred taxes are not recognized as an asset in the carrying amount. The possible effects of this estimate is the recognition or cancellation of deferred tax assets in statement of income.
For information on losses for which a deferred tax asset was recognized, see Note 30 regarding taxes on income.

Determining the lease term and the discount rate of a lease liability
In order to determine the lease term, the Group takes into consideration the period over which the lease is non-cancellable, including renewal options that it is reasonably certain it will exercise and/or termination options that it is reasonably certain it will not exercise. In addition, The Group discounts the lease payments using its incremental borrowing rate. The Possible effects of this estimate is an increase or decrease in the right-of-use asset and lease liability and in depreciation and financing expenses in subsequent periods. See also Note 14.

F.	Changes in the accounting policies

1.	Initial application of new standards, amendments to standards and interpretations

A.	IFRS 16, Leases

As from January 1, 2019 (hereinafter: “the date of initial application”) the Group applies International Financial Reporting Standard 16, Leases (hereinafter: “IFRS 16” or “the standard”), which replaced International Accounting Standard 17, Leases (hereinafter: "IAS 17" or "the previous standard").

The main effect of the standard’s application is reflected in annulment of the existing requirement from lessees to classify leases as operating (off-balance sheet) or finance leases and the presentation of a unified model for lessees to account for all leases similarly to the accounting treatment of finance leases in the previous standard. Until the date of application, the Group classified most of the leases in which it is the lessee as operating leases, since it did not substantially bear all the risks and rewards from the assets.

In accordance with IFRS 16, for agreements in which the Group is the lessee, the Group recognizes a right-of-use asset and a lease liability at the inception of the lease contract for all the leases in which the Group has a right to control identified assets for a specified period of time, other than exceptions specified in the standard. Accordingly, the Group recognizes depreciation and amortization expenses in respect of a right-of-use asset, tests a right-of-use asset for impairment in accordance with IAS 36 and recognizes financing expenses on a lease liability. Therefore, as from the date of initial application, lease payments relating to assets leased under an operating lease, which were presented as part of expenses in the statement of income, are capitalized to assets and written down as depreciation and amortization expenses.

The Group elected to apply the standard using the cumulative effect approach, in which the Group recognized a lease liability at the initial implementation date according to the present value of the remaining future lease payments capitalized at the incremental borrowing rate of the lessee at that date, and concurrently recognized a right-of-use asset at the same amount of the liability, adjusted for any prepaid or accrued lease payments that recognized as an asset or liability before the date of initial implementation. Therefore, application of the standard did not have an effect on the balance of retained earnings at the date of initial application.

Furthermore, as part of the initial application of the standard, the Group has chosen to apply the following expedients:

(1)	retain the definition and/or assessment of whether an arrangement is a lease in accordance with current guidance with respect to agreements that exist at the date of initial implementation;
(2)          apply a single discount rate to a portfolio of leases with reasonably similar characteristics;
(3)	exclude initial direct costs from measurement of the right-of-use asset at the date of initial application;
(4)	use hindsight when determining the lease term if the contract includes an extension or termination option;
(5)	assess whether a contract is onerous in accordance with IAS 37 immediately before the date of initial implementation instead of assessing impairment of right-of-use assets.

In measurement of the lease liabilities, the Group discounted lease payments using the incremental borrowing rate at January 1, 2019. The weighted average discount rate used to measure the lease liability was 3.0%.

The difference between the Group's contractual commitments in respect of the minimum contractual lease fees in the amount of NIS 741 million as reported in Note 35 "Operating Leases" of the year ended at December 31, 2018 to the lease liabilities recognized as of the initial implementation date of the Standard in the amount of NIS 830 million is mainly due to extension options of the lease period which are not included in applying IFRS 16 which was partially offset by a decrease resulted from the discounted lease payments according to IFRS 16.

Impact of the application of IFRS 16 in the reporting period

As a result of applying IFRS 16, in relation to the leases that were classified as operating leases according to IAS 17, the Group recognized right-of-use assets, net and Investment property as at December 31, 2019 in the amount of NIS 745 million and lease liabilities as at December 31, 2019 in the amount of NIS 759 million.
Furthermore, instead of recognizing lease expenses in the amount of NIS 275 million  in relation to those leases, during the period ended December 31, 2019 the Group recognized additional depreciation expenses and change in fair value of investment property in the amount of NIS 258 million, and additional financing expenses in the amount of NIS 24 million. For the impact of applying IFRS 16 on the Adjusted EBITDA, see note 6, regarding Operating Segments.

  The main changes in accounting policies following the application of IFRS 16:

(1)          Determining whether an arrangement contains a lease
On the inception date of the lease, the Group determines whether the arrangement is a lease or contains a lease, while examining if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. In its assessment of whether an arrangement conveys the right to control the use of an identified asset, the Group assesses whether it has the following two rights throughout the lease term:

(a)          The right to obtain substantially all the economic benefits from use of the identified asset; and
(b)          The right to direct the identified asset’s use.

For cell and switches sites lease contracts that contain non-lease components, such as services or maintenance, that are related to a lease component, the Group elected to account for the contract as a single lease component without separating the components.
For office buildings, warehouses, service centers, retail stores and motor vehicles lease contracts that contain non-lease components, such as services or maintenance, that are related to a lease component, the Group elected to separate the components and account the lease component separately.

(2)          Leased assets and lease liabilities
Upon initial recognition, the Group recognizes a liability at the present value of the balance of future lease payments, and concurrently recognizes a right-of-use asset at the same amount of the lease liability, adjusted for any prepaid or accrued lease payments.
Since the interest rate implicit in the Group's leases is not readily determinable, the incremental borrowing rate of the lessee is used.
Subsequent to initial recognition, the right-of-use asset is accounted for using the cost model, and depreciated over the shorter of the lease term or useful life of the asset.

(3)          The lease term
The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option if it is reasonably certain that the lessee will or will not exercise the option, respectively.

(4)          Depreciation of right-of-use asset
After lease commencement, a right-of-use asset is measured on a cost basis less accumulated depreciation and accumulated impairment losses and is adjusted for re-measurements of the lease liability. Depreciation is calculated on a straight-line basis over the useful life or contractual lease period, whichever earlier, as follows:

●	Cell and switches sites	4 years
●	Office buildings, warehouses, service centers and retail stores	3 years
●	Motor vehicles	2 years

(5)          Reassessment of lease liability
Upon the occurrence of a significant event or a significant change in circumstances that is under the control of the Group and had an effect on the decision whether it is reasonably certain that the Group will exercise an option, which was not included before in the lease term, or will not exercise an option, which was previously included in the lease term, the Group re-measures the lease liability according to the revised leased payments using a new discount rate. The change in the carrying amount of the liability is recognized against the right-of-use asset, or recognized in profit or loss if the carrying amount of the right-of-use asset was reduced to zero.

(6)          Lease modifications
When a lease modification increases the scope of the lease by adding a right to use one or more underlying assets, and the consideration for the lease increased by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the contract’s circumstances, the Group accounts for the modification as a separate lease.

In all other cases, on the initial date of the lease modification, the Group allocates the consideration in the modified contract to the contract components, determines the revised lease term and measures the lease liability by discounting the revised lease payments using a revised discount rate.

For lease modifications that decrease the scope of the lease, the Group recognizes a decrease in the carrying amount of the right-of-use asset in order to reflect the partial or full cancellation of the lease, and recognizes in profit or loss a profit (or loss) that equals the difference between the decrease in the right-of-use asset and re-measurement of the lease liability.

For other lease modifications, the Group re-measures the lease liability against the right-of-use asset.

(7)          Subleases
In leases in which the Group subleases the underlying asset, the Group examines whether the sublease is a finance lease or operating lease with respect to the right-of-use received from the head lease. The Group examined the subleases existing on the date of initial application based on the remaining contractual terms at that date.

The table below presents the effects of the items affected by the initial application on the statement of financial position as at January 1, 2019:

	According to IAS 17	The change	According to IAS 16
	NIS millions

Trade and other receivables (including long-term amounts)	2,088	2	2,090
Right-of-use assets and Investment property	-	826	826
Lease liabilities	-	830	830
Trade payables and accrued expenses	696	(2)	694

B.	IFRS 9 (2014), Financial Instruments

As from January 1, 2018 the Group applies IFRS 9, Financial Instruments (in this item: “the standard” or “IFRS 9”), which replaces IAS 39, Financial Instruments: Recognition and Measurement (in this item “IAS 39”).

Additionally, following the application of IFRS 9, the Group has adopted consequential amendments to IFRS 7, Financial Instruments: Disclosures, and to IAS 1, Presentation of Financial Statements.

The Group has chosen to apply the standard and the amendment to the standard as from January 1, 2018 (in this item: “date of initial application”) without amendment of the comparative data, with an adjustment to the balance of retained earnings and other components of equity as at the date of initial application.

The table hereunder summarizes the effects of the transition to IFRS 9 on the opening balances of assets and liabilities and retained earnings, including the tax effect:

	According to the previous policy	Effect of the standard	According to IFRS 9
	NIS millions
Trade and other receivables (including long-term amounts) (1)	2,175	(12)	2,163
Debentures, including current maturities (2)	(2,900)	(34)	(2,934)
Deferred tax liabilities	(131)	10	(121)
Retained earnings	(1,436)	36	(1,400)

1)
The standard includes a new ‘expected credit loss’ model, which following its application, the amount of the provision for impairment of all the financial assets decreased by an amount of NIS 12 million as at January 1, 2018.

2)
According to the standard, in cases that a change in terms or exchange of financial liabilities is immaterial and does not lead to de-recognition, the new cash flows should be discounted at the original effective interest rate, with the difference between the present value of the financial liability having the new terms and the present value of the original financial liability being recognized in profit or loss. As a result of applying the standard, the carrying amount of a Series of debentures whose terms were changed and for which a new effective interest rate was calculated at the time of the change in terms according to IAS 39, was recalculated from the date of the change in terms using the original effective interest rate. Accordingly, the balance of the liability decreased by the amount of NIS 34 million.

C.	Amendment to IAS 28, Investments in Associates and Joint Venture: Long-Term Interests in Associates or Joint Ventures

The Amendment clarifies that for long-term interests that form part of the entity’s net investment in the associate or joint venture, the entity shall first apply the requirements of IFRS 9 and then apply the instructions of IAS 28 with respect to the remainder of those interests, so that the long-term interests are in the scope of both IFRS 9 and IAS 28.

The application of the amendment did not have a material effect on the Group's financial statements.

D.	IFRIC 23, Uncertainty Over Income Tax Treatments

IFRIC 23 clarifies how to apply the recognition and measurement requirements of IAS 12 for uncertainties in income taxes. According to IFRIC 23, when determining the taxable profit (loss), tax bases, unused tax losses, unused tax credits and tax rates when there is uncertainty over income tax treatments, the entity should assess whether it is probable that the tax authority will accept its tax position. Insofar as it is probable that the tax authority will accept the entity’s tax position, the entity will recognize the tax effects on the financial statements according to that tax position. On the other hand, if it is not probable that the tax authority will accept the entity’s tax position, the entity is required to reflect the uncertainty in its accounts by using one of the following methods: the most likely outcome or the expected value. IFRIC 23 clarifies that when the entity examines whether or not it is probable that the tax authority will accept the entity’s position, it is assumed that the tax authority with the right to examine any amounts reported to it will examine those amounts and that it has full knowledge of all relevant information when doing so. Furthermore, according to IFRIC 23 an entity has to consider changes in circumstances and new information that may change its assessment. IFRIC 23 also emphasizes the need to provide disclosures of the judgments and assumptions made by the entity regarding uncertain tax positions.

The application of IFRIC 23 did not have a material effect on the financial statements.

2.	Voluntary change in accounting policy

During the period, management has updated the accounting policy about the effect of long-term credit arrangements, on the financial performance of the Group as follows:

New accounting policy
Revenues from long-term credit arrangements (more than 12 monthly payments) are recognized on the basis of the present value of future cash flows, discounted according to market interest rates at the time of the transaction. The difference between the original credit and its present value is recorded as other income over the credit period.

Previous accounting policy
Revenues from long-term credit arrangements (more than 12 monthly payments) are recognized on the basis of the present value of future cash flows, discounted according to market interest rates at the time of the transaction. The difference between the original credit and its present value is recorded as interest income over the credit period.

The voluntary change in accounting policy is intended to provide shareholders with a better expression of its business activities, to enhance the comparability of its financial statements to its peers and to prepare the consolidated financial statements in a more reliable and more relevant way.

The application of the change in the accounting policy was apply retrospectively. Retrospective application is applied a new accounting policy to transactions as if that policy had always been applied.

The effect of this change on the condensed consolidated interim financial statements in previous periods is as follows:

	Year ended December 31, 2017	Year ended December 31, 2018
	NIS millions	NIS millions

Increase in other income	31	27
Decrease in financing income	(31)	(27)

G.	Exchange rates and known Consumer Price Indexes are as follows:

	Exchange rates of US$	Consumer Price Index (points)*

As of December 31, 2019	3.456	224.67
As of December 31, 2018	3.748	224.00
As of December 31, 2017	3.467	221.35

Change during the year:

Year ended December 31, 2019	(7.79)%	0.30%
Year ended December 31, 2018	8.10%	1.20%
Year ended December 31, 2017	(9.83)%	0.30%

*According to 1993 base index.